One Commerce Square
                                                   Philadelphia, PA 19103

Delaware Group of Funds
_______________________
                                                                 DELAWARE
                                                                    GROUP
                                                                 ________


                                                     1933 Act Rule 497(j)
                                                1933 Act File No. 2-37707
                                               1940 Act File No. 811-2071


October 1, 1997


Filed via EDGAR (CIK #0000027825)
_________________________________


Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-37707
     DELAWARE GROUP INCOME FUNDS, INC.

Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses for the Retail and Institutional Classes of shares of Delaware Group Income Funds, Inc.-Delchester Fund and Delaware Group Income Funds, Inc.-Strategic Income Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 58, the most recent post-effective amendment of Delaware Group Income Funds, Inc. Post-Effective Amendment No. 58 was filed electronically with the Commission on September 29, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,

/s/David P. O'Connor
David P. O'Connor
Assistant Vice President/
Assistant Secretary/
Senior Counsel